SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------













                                      THE
                                   OSTERWEIS
                                      FUND








--------------------------------------------------------------------------------
                            For the Six Months Ended
                               September 30, 2001

                               THE OSTERWEIS FUND
                               SEMI-ANNUAL REPORT
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001


November 16, 2001

Dear Shareholders,

During the third quarter of 2001, The Osterweis Fund (the "Fund") declined 14.90%, compared to the negative 14.67% total return of the Standard & Poor's 500 Index. While the Fund performed in line with the overall stock market for the third quarter, it fared better than the market for the first nine months of 2001 with a total return of -15.49%, compared to the -20.39% total return of the Standard & Poor's 500 Index.

In difficult times like these it is worth taking a broader look at the Fund's performance to encompass the bear market that began in early 2000. Since the end of 1999, the overall stock market has fallen 27% as measured by the total return of the Standard and Poor's 500 Index and the Nasdaq has plunged 63%. By comparison, the Fund has declined only 9.25%. It is important that we have been able to limit losses during the bear market, thus maintaining capital for the next upswing. Over the long-term, capital preservation is the foundation for building wealth.

The immediate economic impact of the September 11th attacks was to push our already soft economy into recession and to accelerate the bear market, which began in early 2000. As has been typical over the past fifty years, the crisis prompted a swift policy response. The Federal Reserve Board has lowered interest rates and provided ample monetary liquidity. The fiscal authorities have beefed up federal spending and are seeking to cut taxes. Stimulus of this magnitude should generate an economic recovery sometime in the first half of 2002. The stock market should begin discounting an upturn some three to six months in advance.

The economy and stock market are subject not only to the usual factors, but also to the new terrorist threat. There is a profound sadness stemming from the terrible loss of life on September 11th, and also from the loss of innocence and feeling of vulnerability that comes from finding ourselves under attack.

We appreciate your patience and loyalty in these difficult times. In the face of shifting economic and political trends, we are intensely focused on trying to achieve the optimal portfolio balance between capital preservation and growth.


With best regards,


/S/ JOHN S.OSTERWEIS
--------------------
John S. Osterweis


-------------
RESULTS SHOWN ARE PAST PERFORMANCE, WHICH SHOULD NOT BE REGARDED AS AN INDICATOR OF FUTURE RESULTS. The Osterweis Fund's annualized total return for the one year, five-year and since inception (October 1, 1993) periods ending September 30, 2001, were -17.32%, 19.09% and 15.55%, respectively. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than the original investment. The Standard and Poor's 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance. These indices do not incur expenses and are not available for investment.




                               THE OSTERWEIS FUND

SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited)

  SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 72.2%
BEVERAGES - ALCOHOLIC: 1.7%
     21,600     Anheuser-Busch Companies, Inc.                        $  904,608
                                                                      ----------

BUSINESS SERVICES: 3.4%
    169,000     The ServiceMaster Company                              1,874,210
                                                                      ----------

COMMERCIAL SERVICES: 5.2%
     19,000     Certegy, Inc.                                            493,240
     56,000     Equifax, Inc.                                          1,226,400
     58,750     Viad Corp.                                             1,126,825
                                                                      ----------
                                                                       2,846,465
                                                                      ----------

CONSUMER PRODUCTS: 1.3%
     11,400     Kimberly-Clark Corporation                               706,800
                                                                      ----------

DIRECT MARKETING: 1.2%
     50,000     Value Vision International, Inc. - Class A*              645,000
                                                                      ----------

ELECTRICAL COMPONENTS & EQUIPMENT: 2.6%
     30,400     Emerson Electric Co.                                   1,430,624
                                                                      ----------

ELECTRONIC COMPONENTS: 0.9%
     34,100     Universal Electronics, Inc.*                             514,228
                                                                      ----------

ENERGY - PIPELINES: 7.2%
     53,600     Kinder Morgan, Inc.                                    2,637,656
     50,000     Western Gas Resources Inc.                             1,301,500
                                                                      ----------
                                                                       3,939,156
                                                                      ----------

ENVIRONMENTAL SERVICES: 3.6%
     73,500     Waste Management, Inc.                                 1,965,390
                                                                      ----------

FINANCE: 2.4%
     20,000     Freddie Mac                                            1,300,000
                                                                      ----------

HEALTHCARE: 0.1%
      2,000     Zimmer Holdings, Inc.                                     55,500
                                                                      ----------

HEAVY INDUSTRIES: 2.2%
     24,000     FMC Corp.*                                             1,175,760
                                                                      ----------

HOTELS & MOTELS: 2.0%
    128,800     Station Casinos Inc,*                                  1,081,920
                                                                      ----------

INDEPENDENT POWER PRODUCER: 3.1%
     75,000     Calpine Corp.*                                         1,710,750
                                                                      ----------



SHARES                                                                 VALUE
--------------------------------------------------------------------------------


INSURANCE: 2.5%
     17,370     American International Group, Inc.                    $1,354,860
                                                                      ----------

INSURANCE - PROPERTY / CASUALTY: 3.0%
     21,000     XL Capital Ltd.                                        1,659,000
                                                                      ----------

MEDIA AND BROADCASTING: 3.5%
     40,100     Primedia, Inc.*                                           94,235
     22,839     Viacom, Inc. - Class B*                                  787,945
     46,800     Westwood One, Inc.*                                    1,041,300
                                                                      ----------
                                                                       1,923,480
                                                                      ----------

MEDICAL: 4.4%
     85,000     Manor Care, Inc.*                                      2,388,500
                                                                      ----------

OFFICE AUTOMATION & EQUIPMENT: 3.2%
     45,000     Pitney Bowes, Inc.                                     1,721,250
                                                                      ----------

OIL - FIELD SERVICES: 2.2%
     42,000     FMC Technologies Inc.                                    485,100
    108,000     Newpark Resources, Inc.*                                 729,000
                                                                      ----------
                                                                       1,214,100
                                                                      ----------

PHARMACEUTICALS: 6.7%
     20,000     Bristol-Myers Squibb Co.                               1,111,200
     34,000     Forest Laboratories, Inc. - Class A*                   2,452,760
     36,200     Nexmed, Inc.*                                             89,414
                                                                      ----------
                                                                       3,653,374
                                                                      ----------

REAL ESTATE: 2.7%
     70,000     Cresent Real Estate Equities Company                   1,501,500
                                                                      ----------

RESORTS / THEME PARKS: 2.2%
    100,000     Six Flags, Inc.                                        1,223,000
                                                                      ----------

TELECOMMUNICATIONS: 2.0%
     46,300     Echostar Communications Corp. - Class A*               1,077,401
                                                                      ----------

WIRELESS EQUIPMENT: 2.9%
    115,200     American Tower Corp. - Class A*                        1,600,128
                                                                      ----------

TOTAL COMMON STOCKS
                (cost $34,198,288)                                    39,467,004
                                                                      ----------

See accompanying Notes to Financial Statements.


                                                                               3



                               HE OSTERWEIS FUND

SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited) (Continued)

PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

BONDS: 1.8%
CORPORATE BONDS: 0.9%
MANUFACTURING - DIVERSIFIED: 0.9%
 $2,050,000     NTL Communications Corp., 7.00%, 12/15/08
                        (cost $1,515,997)                             $ 499,688
                                                                      ---------

U.S. GOVERNMENT OBLIGATIONS: 0.9%
    250,000     U.S. Treasury Bond, 6.250%, 1/31/020                    253,184
    250,000     U.S. Treasury Note, 6.625%, 3/31/02                     255,176
                                                                      ---------

TOTAL U.S. GOVERNMENT OBLIGATIONS
           (cost $499,897)                                              508,360
                                                                      ---------

TOTAL BONDS
           (cost $2,015,894)                                          1,008,048
                                                                      ---------

SHORT-TERM INVESTMENTS: 26.3%
 14,359,745     Firstar Stellar Treasury Fund
                        (cost $14,359,745)                           14,359,745
                                                                     ----------





                                                                        VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
                (cost $50,573,927):  100.3%                         $54,834,797
Liabilities in excess of other assets:  (0.3)%                         (188,323)
                                                                    -----------
                NET ASSETS: 100.0%                                  $54,646,474
                                                                    ===========


* Non-income producing security.

                At September 30, 2001, the basis of
                investments for federal income tax
                purposes was the same as their cost for
                financial reporting purposes.
                Unrealized appreciation and depreciation were as follows:

                Gross unrealized appreciation                        $9,967,222
                Gross unrealized depreciation                        (5,706,352)
                                                                     ----------
                Net unrealized appreciation                          $4,260,870
                                                                     ==========


See accompanying Notes to Financial Statements.



                               THE OSTERWEIS FUND

STATEMENTS OF ASSETS & LIABILITIES at September 30, 2001 (Unaudited)

ASSETS
        Investments in securities, at value (cost $50,573,927 ) ..............   $54,834,797
        Receivables:
                Dividends and interest .......................................       105,353
        Prepaid expenses .....................................................        17,042
                                                                                 -----------
                        Total assets .........................................    54,957,192
                                                                                 -----------

LIABILITIES
        Payables:
                Securities purchased .........................................       219,600
                Due to Adviser ...............................................        42,231
                Administration fees ..........................................        17,732
                Distribution to shareholders .................................           274
        Accrued expenses .....................................................        30,881
                                                                                 -----------
                        Total liabilities ....................................       310,718
                                                                                 -----------

        NET ASSETS ...........................................................   $54,646,474
                                                                                 ===========

        Net asset value, offering and redemption price per share
                ($54,646,474/2,989,375 shares outstanding; unlimited number of
                shares authorized without par value)                                  $18.28
                                                                                 ===========

COMPONENTS OF NET ASSETS
        Paid-in capital ......................................................   $48,871,162
        Accumulated net investment income ....................................       297,622
        Accumulated net realized gain on investments .........................     1,216,820
        Net unrealized appreciation on investments ...........................     4,260,870
                                                                                 -----------
                Net assets ...................................................   $54,646,474
                                                                                 ===========



See accompanying Notes to Financial Statements.



                               THE OSTERWEIS FUND

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2001 (Unaudited)

INVESTMENT INCOME
        Income
                Interest ...................................................   $   320,971
                Dividends ..................................................       242,014
                                                                               -----------
                        Total income .......................................       562,985
                                                                               -----------

        Expenses
                Advisory fees ..............................................       295,692
                Administration fees ........................................        59,139
                Fund accounting fees .......................................        16,123
                Audit fees .................................................        12,355
                Transfer agent fees ........................................         7,407
                Registration expense .......................................         6,750
                Reports to shareholders ....................................         6,382
                Custody fees ...............................................         5,221
                Trustee fees ...............................................         4,271
                Miscellaneous ..............................................         2,447
                Legal fees .................................................         1,589
                Insurance expense ..........................................         1,086
                        Total expenses .....................................       418,462
                                                                               -----------
                                Net investment income ......................       144,523
                                                                               -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
        Net realized gain on investments ...................................       519,427
        Net unrealized depreciation on investments .........................    (8,122,275)
                                                                               -----------
                Net realized and unrealized loss on investments ............    (7,602,848)
                                                                               -----------
                        Net decrease in net assets resulting from operations   $(7,458,325)
                                                                               ===========


See accompanying Notes to Financial Statements.


                               THE OSTERWEIS FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED    YEAR ENDED
                                                  SEPTEMBER 30, 2001 MARCH 31, 2001
-----------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
        Net investment income ....................   $    144,523    $    173,567
        Net realized gain on investments .........        519,427       5,854,595
        Net unrealized depreciation on investments     (8,122,275)     (9,431,705)
                                                     ------------    ------------

        Net decrease in net assets
          resulting from operations ..............     (7,458,325)     (3,403,543)
                                                     ------------    ------------


DISTRIBUTIONS TO SHAREHOLDERS
        From net investment income ...............           --           (20,468)
        From net realized gain ...................           --        (8,419,971)
                                                     ------------    ------------

        Total distributions to shareholders ......           --        (8,440,439)
                                                     ------------    ------------


CAPITAL SHARE TRANSACTIONS
        Net increase in net assets derived from
          net change in outstanding shares (a) ...      9,239,953      16,682,828
                                                     ------------    ------------

        Total increase in net assets .............      1,781,628       4,838,846
                                                     ------------    ------------


NET ASSETS
        Beginning of period ......................     52,864,846      48,026,000
                                                     ------------    ------------

        End of period ............................   $ 54,646,474    $ 52,864,846
                                                     ============    ============

        Accumulated net investment income ........   $    297,622    $    153,099
                                                     ============    ============


(a)     A summary of capital share transactions is as follows:


                                       SIX MONTHS ENDED                 YEAR ENDED
                                      SEPTEMBER 30, 2001               MARCH 31, 2001
                                    --------------------------------------------------------
                                     Shares         Value            Shares         Value
                                     ------         -----            ------         -----

Shares sold .................        506,373    $ 10,631,672         592,272    $ 13,672,316
Shares issued in reinvestment
of distributions ............           --              --           386,713       8,093,905
Shares redeemed .............        (68,195)     (1,391,719)       (210,869)     (5,083,393)
                                     -------    ------------        --------    ------------
Net increase ................        438,178    $  9,239,953         768,116    $ 16,682,828
                                     =======    ============        ========    ============


See accompanying Notes to Financial Statements.



                               THE OSTERWEIS FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                          SIX MONTHS ENDED
                                            SEPTEMBER 30,                YEAR ENDED MARCH 31,
                                                 2001       2001       2000      1999       1998       1997
-------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period ................................   $   20.72  $   26.93  $   17.97  $   16.99  $   12.88  $   11.74
                                             ---------  ---------  ---------  ---------  ---------  ---------

INCOME FROM INVESTMENT OPERATIONS:
        Net investment income (loss) .....        0.04       0.07      (0.10)     (0.04)      0.02       0.08
        Net realized and unrealized
                gain (loss) on investments       (2.48)     (1.74)     11.04       2.62       5.61       1.27
                                             ---------  ---------  ---------  ---------  ---------  ---------
Total from investment
operations ...............................       (2.44)     (1.67)     10.94       2.58       5.63       1.35
                                             ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
        From net investment income .......     --           (0.01)       --        --        (0.05)     (0.08)
        From net realized gain ...........     --           (4.53)     (1.98)     (1.60)     (1.47)     (0.13)
                                             ---------  ---------  ---------  ---------  ---------  ---------
Total distributions ......................     --           (4.54)     (1.98)     (1.60)     (1.52)     (0.21)
                                             ---------  ---------  ---------  ---------  ---------  ---------
        Net asset value, end of period ...   $   18.28  $   20.72  $   26.93  $   17.97  $   16.99  $   12.88
                                             =========  =========  =========  =========  =========  =========
Total return .............................      (11.78)%    (6.38)%    63.16%     17.20%     45.77%     11.60%

RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of
          period (millions) ..............   $    54.6  $    52.9  $    48.0  $    25.1  $    22.4  $    16.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before fees waived and expenses
          absorbed or recouped ...........        1.42%      1.45%      1.45%      1.69%      1.67%      1.75%
        After fees waived and expenses
          absorbed or recouped ...........        1.42%      1.45%      1.57%      1.75%      1.75%      1.75%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
        Before fees waived and expenses
          absorbed or recouped ...........        0.49%      0.37%     (0.36)%    (0.21)%     0.21%      0.63%
        After fees waived and expenses
          absorbed or recouped ...........        0.49%      0.37%     (0.48)%    (0.27)%     0.13%      0.63%
        Portfolio turnover rate ..........       18.92%     31.77%     38.58%     31.19%     26.27%     41.30%

See accompanying Notes to Financial Statements.

                               THE OSTERWEIS FUND

NOTES TO FINANCIAL STATEMENTS - (Unaudited)

NOTE 1 - ORGANIZATION

        The Osterweis Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on October 1, 1993. The investment objective of the Fund is to attain long-term total returns. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith under procedures adopted by the Board of Trustees of the Trust. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Bond premiums and discounts are amortized using the interest method.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                               THE OSTERWEIS FUND

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

        Osterweis Capital Management, Inc. (the "Adviser") provides the Fund with investment management services under an Investment Advisory Agreement. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended September 30, 2001, the Fund incurred $295,692 in advisory fees.

         Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator is a division of Firstar Mutual Fund Services, LLC, an affiliate of US Bancorp. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

        Under $15 million               $30,000
        $15 to $50 million              0.20% of average daily net assets
        $50 to $100 million             0.15% of average daily net assets
        $100 to $150 million            0.10% of average daily net assets
        Over $150 million               0.05% of average daily net assets

        For the six months ended September 30, 2001, the Fund incurred $59,139 in administration fees.

         First Fund Distributors, Inc. acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. Firstar Institutional Custody Services serves as the Fund's custodian (the "Custodian"). The Custodian is an affiliate of the Administrator.

         Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor. As of September 30, 2001, the Fund shares owned by the Fund's Adviser and its affiliates totaled 318,425 shares out of 2,989,375.

                               THE OSTERWEIS FUND

NOTE 4 - PURCHASES AND SALES OF SECURITIES

         The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the six months ended September 30, 2001, were $18,414,963 and $9,566,952, respectively.

         During the six months ended September 30, 2001, the Fund did not purchase or sell any long-term U.S. Government and Government agency obligations.

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12

--------------------------------------------------------------------------------

                                    Advisor
                       OSTERWEIS CAPITAL MANAGEMENT, INC.
                         One Maritime Plaza, Suite 800
                            San Francisco, CA 94111

                                  Distributor
                            QUASAR DISTRIBUTORS LLC*
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   Custodian
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                               425 Walnut Street
                              Cincinnati, OH 45201

                                 Transfer Agent
                       FIRSTAR MUTUAL FUND SERVICES, LLC
                                  P.O. BOX 701
                            Milwaukee, WI 53201-0701

                              Independent Auditors
                               ERNST & YOUNG LLP
                           725 South Figueroa Street
                             Los Angeles, CA 90017

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER LLP
                       345 California Street, 29th Floor
                            San Francisco, CA 94104

--------------------------------------------------------------------------------


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Statements and other information herein are dated and are subject to change.

* Formerly distributed by First Fund Distributors, Inc.